Segments	12 Months Ended
Dec. 31, 2023
Segments [Abstract]
Segments

Note 22 — Segments

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments.

The Company’s chief operating decision maker is the Chief Executive Officer, who reviews the financial information of the separate operating segments when making decisions about allocating resources and assessing the performance of the group. The Company has determined that it has three operating segments: (1) AR advertising services, (2) AR entertainment and (3) semiconductor related products and services.

The following tables present summary information by segment for the years ended December 31, 2021, 2022 and 2023:

	AR advertising services	AR entertainment	Semiconductor business	Total December 31, 2021
	RMB	RMB	RMB	RMB
Revenues	435,917,971	14,056,868	483,816,680	933,791,519
Cost of revenues	254,217,297	4,385,783	425,620,752	684,223,832
Gross profit	181,700,674	9,671,085	58,195,928	249,567,687
Depreciation and amortization	5,936,500	5,385,869	7,202,994	18,525,363
Total capital expenditures	23,782,060	17,120	1,366,302	25,165,482

	AR advertising services	AR entertainment	Semiconductor business	Total December 31, 2022
	RMB	RMB	RMB	RMB
Revenues	480,322,821	1,356,556	200,613,602	682,292,979
Cost of revenues	337,945,690	145,397	201,155,503	539,246,590
Gross profit	142,528,452	1,059,838	(541,901)	143,046,389
Depreciation and amortization	2,939,581	2,761	7,541,422	10,483,764
Total capital expenditures	1,105,905	-	-	1,105,905

	AR advertising services	AR entertainment	Semiconductor business	Total December 31, 2023	Total December 31, 2023
	RMB	RMB	RMB	RMB	USD
Revenues	571,842,123	732,505	12,791,309	585,365,937	82,647,287
Cost of revenues	397,499,842	1,449,637	12,714,387	411,663,866	58,122,449
Gross profit	174,342,281	(717,132)	76,922	173,702,071	24,524,838
Depreciation and amortization	3,767,215	737,384	412,362	4,916,961	694,221
Total capital expenditures	69,520,884	-	-	69,520,884	9,865,736

Total assets as of:

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
AR advertising services	1,071,603,048	551,391,408	77,850,455
AR entertainment	9,504,306	471,845,963	66,619,504
Semiconductor business	179,234,012	7,773,250	1,097,498
Total assets	1,260,341,366	1,031,010,621	145,567,457

The Company’s operations are primarily based in the PRC, where the Company derives a substantial portion of their revenues. Management also reviews consolidated financial results by business locations. Disaggregated information of revenues by geographic locations are as follows:

	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2023	For the year ended December 31, 2023
	RMB	RMB	RMB	USD
Mainland PRC revenues	593,803,869	483,328,411	542,958,194	76,659,777
Hong Kong revenues	118,590,946	61,882,662	32,297,915	4,560,113
International revenues	221,396,704	137,081,906	10,109,828	1,427,397
Total revenues	933,791,519	682,292,979	585,365,937	82,647,287